Commitments (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Integer	Dec. 31, 2021 BRL (R$) Integer
IfrsStatementLineItems [Line Items]
Purchase commitments	R$ 860,442
Business combinations [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Number of firm orders | Integer	91	103
Future commitments resulting from firm aircraft orders	R$ 20,574,804	R$ 21,947,804
Future commitments resulting from firm aircraft orders	7,170,725	6,989,381
Future commitments resulting from firm aircraft orders	7,170,725	1,374,308
Business combinations [member] | Aircraft [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Future commitments resulting from firm aircraft orders	R$ 3,943,271	R$ 3,932,946